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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-12

                                 Annual Report

                                       to

                                Contract Owners

                               December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


APO-5397-12/03

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                              [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-12.

Equity investments turned-in an exemplary performance during 2003.Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-12. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-452-7126 if you have questions about your account. And, please visit our web-site at www.nwservicecenter.com to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-12

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:

   Investments at fair value:

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         75,268 shares (cost $493,967) .................................   $  521,134

      W & R Target Funds - Balanced Portfolio (WRBal)
         51,085 shares (cost $338,468) .................................      365,209

      W & R Target Funds - Bond Portfolio (WRBnd)
         44,149 shares (cost $252,660) .................................      245,954

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         50,472 shares (cost $432,000) .................................      474,419

      W & R Target Funds - Growth Portfolio (WRGrowth)
         81,005 shares (cost $600,861) .................................      658,301

      W & R Target Funds - High Income Portfolio (WRHiInc)
         68,344 shares (cost $225,341) .................................      228,099

      W & R Target Funds - International Portfolio (WRIntl)
         9,481 shares (cost $48,735) ...................................       55,675

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         19,221 shares (cost $109,748) .................................      108,111

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         1,681 shares (cost $1,681) ....................................        1,681

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         11,837 shares (cost $129,489) .................................      146,646

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         24,016 shares (cost $184,141) .................................      203,424

      W & R Target Funds - Value Portfolio (WRValue)
         44,372 shares (cost $207,076) .................................      243,115
                                                                           ----------
            Total investments ..........................................    3,251,768

   Accounts receivable .................................................           --
                                                                           ----------
            Total assets ...............................................    3,251,768

Accounts payable .......................................................          322
                                                                           ----------
Contract owners' equity (note 4) .......................................   $3,251,446
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total     WRAsStrat    WRBal     WRBnd
                                                       ---------   ---------   -------   -------
Investment activity:
   Reinvested dividends ............................   $  43,687      5,700      2,371    11,236
   Mortality and expense risk charges (note 2) .....     (24,613)    (4,059)    (2,719)   (2,906)
                                                       ---------    -------    -------   -------
      Net investment income (loss) .................      19,074      1,641       (348)    8,330
                                                       ---------    -------    -------   -------

   Proceeds from mutual fund shares sold ...........     489,714    103,473     65,515    96,735
   Cost of mutual fund shares sold .................    (463,844)   (98,063)   (61,018)  (96,586)
                                                       ---------    -------    -------   -------
      Realized gain (loss) on investments ..........      25,870      5,410      4,497       149
   Change in unrealized gain (loss) on
      investments ..................................     239,960     27,021     28,482    (4,601)
                                                       ---------    -------    -------   -------
      Net gain (loss) on investments ...............     265,830     32,431     32,979    (4,452)
                                                       ---------    -------    -------   -------
   Reinvested capital gains ........................       2,298      2,298         --        --
                                                       ---------    -------    -------   -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 287,202     36,370     32,631     3,878
                                                       =========    =======    =======   =======

                                                       WRCoreEq   WRGrowth   WRHiInc   WRIntl
                                                       --------   --------   -------   ------
Investment activity:
   Reinvested dividends ............................      3,316          7    16,068      778
   Mortality and expense risk charges (note 2) .....     (3,863)    (4,042)   (1,844)    (327)
                                                        -------    -------   -------   ------
      Net investment income (loss) .................       (547)    (4,035)   14,224      451
                                                        -------    -------   -------   ------

   Proceeds from mutual fund shares sold ...........     64,435     65,486    19,493    2,522
   Cost of mutual fund shares sold .................    (62,580)   (59,150)  (18,878)  (2,342)
                                                        -------    -------   -------   ------
      Realized gain (loss) on investments ..........      1,855      6,336       615      180
   Change in unrealized gain (loss) on
      investments ..................................     46,780     59,002     5,262    6,899
                                                        -------    -------   -------   ------
      Net gain (loss) on investments ...............     48,635     65,338     5,877    7,079
                                                        -------    -------   -------   ------
   Reinvested capital gains ........................         --         --        --       --
                                                        -------    -------   -------   ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     48,088     61,303    20,101    7,530
                                                        =======    =======   =======   ======

                                                       WRLTBond   WRMMkt   WRSciTech   WRSmCap   WRValue
                                                       --------   ------   ---------   -------   -------
Investment activity:
   Reinvested dividends ............................   $  2,978        3          --        --     1,230
   Mortality and expense risk charges (note 2) .....     (1,082)     (10)       (753)   (1,106)   (1,902)
                                                       --------   ------     -------    ------   -------
      Net investment income (loss) .................      1,896       (7)       (753)   (1,106)     (672)
                                                       --------   ------     -------    ------   -------

   Proceeds from mutual fund shares sold ...........     17,305    1,850      16,692    11,759    24,449
   Cost of mutual fund shares sold .................    (17,102)  (1,850)    (14,827)   (9,579)  (21,869)
                                                       --------   ------     -------    ------   -------
      Realized gain (loss) on investments ..........        203       --       1,865     2,180     2,580
   Change in unrealized gain (loss) on
      investments ..................................     (1,184)      --      17,158    19,306    35,835
                                                       --------   ------     -------    ------   -------
      Net gain (loss) on investments ...............       (981)      --      19,023    21,486    38,415
                                                       --------   ------     -------    ------   -------
   Reinvested capital gains ........................         --       --          --        --        --
                                                       --------   ------     -------    ------   -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    915       (7)     18,270    20,380    37,743
                                                       ========   ======     =======    ======   =======

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 2003 and for the period October 24, 2002 (commencement of operations) through December 31, 2002

                                                        Total              WRAsStrat
                                                --------------------   ----------------
                                                   2003        2002      2003     2002
                                                ----------   -------   -------   ------
Investment activity:
   Net investment income (loss) .............   $   19,074     9,785     1,641    1,018
   Realized gain (loss) on investments ......       25,870       550     5,410        8
   Change in unrealized gain (loss) on
      investments ...........................      239,960   (12,357)   27,021      146
   Reinvested capital gains .................        2,298        --     2,298       --
                                                ----------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      287,202    (2,022)   36,370    1,172
                                                ----------   -------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................    2,700,530   535,134   459,935   66,012
   Transfers between funds ..................           --        --    (8,469)      --
   Redemptions (note 3) .....................     (123,978)  (50,376)  (19,334)      (3)
   Annuity benefits .........................      (88,570)   (1,914)  (13,742)     (22)
   Adjustments to maintain reserves .........          120    (4,680)      253     (801)
                                                ----------   -------   -------   ------
         Net equity transactions ............    2,488,102   478,164   418,643   65,186
                                                ----------   -------   -------   ------

Net change in contract owners' equity .......    2,775,304   476,142   455,013   66,358
Contract owners' equity beginning of
   period ...................................      476,142        --    66,358       --
                                                ----------   -------   -------   ------
Contract owners' equity end of period .......   $3,251,446   476,142   521,371   66,358
                                                ==========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................       47,277        --     6,616       --
                                                ----------   -------   -------   ------
   Units purchased ..........................      239,467    52,628    42,668    6,618
   Units redeemed ...........................       (9,511)   (5,351)   (1,943)      (2)
                                                ----------   -------   -------   ------
   Ending units .............................      277,233    47,277    47,341    6,616
                                                ==========   =======   =======   ======

                                                      WRBal              WRBnd
                                                ----------------   ----------------
                                                  2003     2002      2003     2002
                                                -------   ------   -------   ------
Investment activity:
   Net investment income (loss) .............      (348)     802     8,330    3,613
   Realized gain (loss) on investments ......     4,497       (5)      149       --
   Change in unrealized gain (loss) on
      investments ...........................    28,482   (1,741)   (4,601)  (2,104)
   Reinvested capital gains .................        --       --        --       --
                                                -------   ------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    32,631     (944)    3,878    1,509
                                                -------   ------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................   303,475   44,640   207,782   87,130
   Transfers between funds ..................     3,853       --    (7,722)      --
   Redemptions (note 3) .....................    (6,390)      --   (33,664)      --
   Annuity benefits .........................   (12,037)    (358)  (12,361)    (379)
   Adjustments to maintain reserves .........       404      (59)     (198)     (90)
                                                -------   ------   -------   ------
         Net equity transactions ............   289,305   44,223   153,837   86,661
                                                -------   ------   -------   ------

Net change in contract owners' equity .......   321,936   43,279   157,715   88,170
Contract owners' equity beginning of
   period ...................................    43,279       --    88,170       --
                                                -------   ------   -------   ------
Contract owners' equity end of period .......   365,215   43,279   245,885   88,170
                                                =======   ======   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................     4,306       --     8,694       --
                                                -------   ------   -------   ------
   Units purchased ..........................    27,151    4,376    17,223    8,768
   Units redeemed ...........................      (481)     (70)   (2,291)     (74)
                                                -------   ------   -------   ------
   Ending units .............................    30,976    4,306    23,626    8,694
                                                =======   ======   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for the period October 24, 2002 (commencement of operations) through December 31, 2002

                                                     WRCoreEq            WRGrowth
                                                ------------------   ----------------
                                                  2003       2002      2003     2002
                                                --------   -------   -------   ------
Investment activity:
   Net investment income (loss) .............   $   (547)      591    (4,035)     (16)
   Realized gain (loss) on investments ......      1,855        15     6,336        7
   Change in unrealized gain (loss) on
      investments ...........................     46,780    (4,361)   59,002   (1,562)
   Reinvested capital gains .................         --        --        --       --
                                                --------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     48,088    (3,755)   61,303   (1,571)
                                                --------   -------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................    344,777   110,330   562,062   70,788
   Transfers between funds ..................      4,617        --        --       --
   Redemptions (note 3) .....................    (11,719)       (7)  (24,225)      (7)
   Annuity benefits .........................    (16,223)     (703)   (9,632)     (30)
   Adjustments to maintain reserves .........       (195)     (874)       85     (804)
                                                --------   -------   -------   ------
         Net equity transactions ............    321,257   108,746   528,290   69,947
                                                --------   -------   -------   ------

Net change in contract owners' equity .......    369,345   104,991   589,593   68,376
Contract owners' equity beginning of
   period ...................................    104,991        --    68,376       --
                                                --------   -------   -------   ------
Contract owners' equity end of period .......   $474,336   104,991   657,969   68,376
                                                ========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................     10,426        --     6,924       --
                                                --------   -------   -------   ------
   Units purchased ..........................     31,282    10,563    49,631    6,927
   Units redeemed ...........................       (929)     (137)   (1,587)      (3)
                                                --------   -------   -------   ------
   Ending units .............................     40,779    10,426    54,968    6,924
                                                ========   =======   =======   ======

                                                     WRHiInc           WRIntl
                                                ----------------   --------------
                                                  2003     2002     2003     2002
                                                -------   ------   ------   -----
Investment activity:
   Net investment income (loss) .............    14,224    2,707      451      23
   Realized gain (loss) on investments ......       615        1      180      --
   Change in unrealized gain (loss) on
      investments ...........................     5,262   (2,505)   6,899      41
   Reinvested capital gains .................        --       --       --      --
                                                -------   ------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    20,101      203    7,530      64
                                                -------   ------   ------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................   176,119   33,958   43,711   4,754
   Transfers between funds ..................    11,518       --    1,754      --
   Redemptions (note 3) .....................    (5,129)      --   (1,530)     --
   Annuity benefits .........................    (8,581)    (195)    (639)     --
   Adjustments to maintain reserves .........       129      (42)      53      (7)
                                                -------   ------   ------   -----
         Net equity transactions ............   174,056   33,721   43,349   4,747
                                                -------   ------   ------   -----

Net change in contract owners' equity .......   194,157   33,924   50,879   4,811
Contract owners' equity beginning of
   period ...................................    33,924       --    4,811      --
                                                -------   ------   ------   -----
Contract owners' equity end of period .......   228,081   33,924   55,690   4,811
                                                =======   ======   ======   =====

CHANGES IN UNITS:
   Beginning units ..........................     3,312       --      494      --
                                                -------   ------   ------   -----
   Units purchased ..........................    15,885    3,349    4,283     494
   Units redeemed ...........................      (317)     (37)    (129)     --
                                                -------   ------   ------   -----
   Ending units .............................    18,880    3,312    4,648     494
                                                =======   ======   ======   =====

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for the period October 24, 2002 (commencement of operations) through December 31, 2002

                                                     WRLTBond            WRMMkt         WRSciTech         WRSmCap
                                                ------------------   -------------   --------------   ---------------
                                                  2003       2002     2003    2002     2003    2002     2003     2002
                                                --------   -------   ------   ----   -------   ----   -------   -----
Investment activity:
   Net investment income (loss) .............   $  1,896       901       (7)    --      (753)    --    (1,106)     (3)
   Realized gain (loss) on investments ......        203       505       --     --     1,865     --     2,180       1
   Change in unrealized gain (loss)
      on investments ........................     (1,184)     (452)      --     --    17,158     --    19,306     (22)
   Reinvested capital gains .................         --        --       --     --        --     --        --      --
                                                --------   -------   ------    ---   -------    ---   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................        915       954       (7)    --    18,270     --    20,380     (24)
                                                --------   -------   ------    ---   -------    ---   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     76,179    92,353    3,528     --   134,929     --   190,340   2,490
   Transfers between funds ..................     (3,797)       --   (1,754)    --        --     --        --      --
   Redemptions (note 3) .....................     (3,285)  (50,353)      --     --    (3,713)    --    (7,428)     --
   Annuity benefits .........................     (3,897)     (183)     (86)    --    (2,775)    --    (2,134)    (13)
   Adjustments to maintain reserves .........        453    (1,228)      (1)    --       (63)    --      (206)     (4)
                                                --------   -------   ------    ---   -------    ---   -------   -----
         Net equity transactions ............     65,653    40,589    1,687     --   128,378     --   180,572   2,473
                                                --------   -------   ------    ---   -------    ---   -------   -----

Net change in contract owners' equity .......     66,568    41,543    1,680     --   146,648     --   200,952   2,449
Contract owners' equity beginning
   of period ................................     41,543        --       --     --        --     --     2,449      --
                                                --------   -------   ------    ---   -------    ---   -------   -----
Contract owners' equity end of period .......   $108,111    41,543    1,680     --   146,648     --   203,401   2,449
                                                ========   =======   ======    ===   =======    ===   =======   =====

CHANGES IN UNITS:
   Beginning units ..........................      4,095        --       --     --        --     --       236      --
                                                --------   -------   ------    ---   -------    ---   -------   -----
   Units purchased ..........................      6,868     9,119      226     --    11,726     --    14,883     237
   Units redeemed ...........................       (475)   (5,024)     (56)    --      (306)    --      (461)     (1)
                                                --------   -------   ------    ---   -------    ---   -------   -----
   Ending units .............................     10,488     4,095      170     --    11,420     --    14,658     236
                                                ========   =======   ======    ===   =======    ===   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for the period October 24, 2002 (commencement of operations) through December 31, 2002

                                                     WRValue
                                                -----------------
                                                  2003      2002
                                                --------   ------
Investment activity:
   Net investment income (loss) .............   $   (672)     149
   Realized gain (loss) on investments ......      2,580       18
   Change in unrealized gain (loss)
      on investments ........................     35,835      203
   Reinvested capital gains .................         --       --
                                                --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     37,743      370
                                                --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    197,693   22,679
   Transfers between funds ..................         --       --
   Redemptions (note 3) .....................     (7,561)      (6)
   Annuity benefits .........................     (6,463)     (31)
   Adjustments to maintain reserves .........       (594)    (771)
                                                --------   ------
         Net equity transactions ............    183,075   21,871
                                                --------   ------

Net change in contract owners' equity .......    220,818   22,241
Contract owners' equity beginning
   of period ................................     22,241       --
                                                --------   ------
Contract owners' equity end of period .......   $243,059   22,241
                                                ========   ======

CHANGES IN UNITS:
   Beginning units ..........................      2,174       --
                                                --------   ------
   Units purchased ..........................     17,641    2,177
   Units redeemed ...........................       (536)      (3)
                                                --------   ------
   Ending units .............................     19,279    2,174
                                                ========   ======

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-12
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Waddell & Reed Target Funds, Inc.(W & R Target Funds);

                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Dividend Income Portfolio (WRDivIn)*
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International II Portfolio (WRIntII)* W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Micro Cap Growth Portfolio (WRMCapGr)* W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                                       (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Small Cap Value Portfolio (WRSmCapV)* W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners are not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-12
                     NOTES TO FINANCIAL STATEMENTS, Continued

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 6 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 6% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.50%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $74,492 and $375, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the year ended December 31, 2003 and for the period October 24, 2002 (commencement of operations) through December 31, 2002.

                                                  Contract                                          Investment
                                                  Expense                Unit         Contract        Income      Total
                                                    Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ------   ----------   --------------   ----------   ---------
     W & R Target Funds - Asset Strategy Portfolio
        2003 ..................................     1.50%    47,341   $11.013107     $  521,371         1.94%       9.80%
        2002 ..................................     1.50%     6,616    10.029880         66,358         3.14%       0.29% 11/14/02
     W & R Target Funds - Balanced Portfolio
        2003 ..................................     1.50%    30,976    11.790268        365,215         1.16%      17.31%
        2002 ..................................     1.50%     4,306    10.050892         43,279         3.72%       0.51% 11/14/02
     W & R Target Funds - Bond Portfolio
        2003 ..................................     1.50%    23,626    10.407372        245,885         6.73%       2.62%
        2002 ..................................     1.50%     8,694    10.141493         88,170         8.21%       1.41% 11/14/02
     W & R Target Funds - Core Equity Portfolio
        2003 ..................................     1.50%    40,779    11.631880        474,336         1.14%      15.51%
        2002 ..................................     1.50%    10,426    10.070146        104,991         1.17%       0.70% 11/14/02
     W & R Target Funds - Growth Portfolio
        2003 ..................................     1.50%    54,968    11.970044        657,969         0.00%      21.21%
        2002 ..................................     1.50%     6,924     9.875232         68,376         0.03%      -1.25% 11/14/02
     W & R Target Funds - High Income Portfolio
        2003 ..................................     1.50%    18,880    12.080557        228,081        12.27%      17.94%
        2002 ..................................     1.50%     3,312    10.242822         33,924        15.99%       2.43% 11/14/02
     W & R Target Funds - International Portfolio
        2003 ..................................     1.50%    4,648     11.981428         55,690         2.57%      23.02%
        2002 ..................................     1.50%      494      9.739303          4,811         0.96%      -2.61% 11/14/02
     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ..................................     1.50%    10,488    10.308063        108,111         3.98%       1.61%
        2002 ..................................     1.50%     4,095    10.144760         41,543         4.68%       1.45% 11/14/02
     W & R Target Funds - Money Market Portfolio
        2003 ..................................     1.50%       170     9.884439          1,680         0.36%      -0.99%
     W & R Target Funds - Science & Technology Portfolio
        2003 ..................................     1.50%    11,420    12.841368        146,648         0.00%      28.50%
     W & R Target Funds - Small Cap Portfolio
        2003 ..................................     1.50%    14,658    13.876442        203,401         0.00%      33.73%
        2002 ..................................     1.50%       236    10.376106          2,449         0.00%       3.76% 11/14/02
     W & R Target Funds - Value Portfolio
        2003 ..................................     1.50%    19,279    12.607472        243,059         0.93%      23.24%
        2002 ..................................     1.50%     2,174    10.230348         22,241         1.57%       2.30% 11/14/02
                                                                                     ----------

     2003 Contract owners' equity ..............................................     $3,251,446
                                                                                     ==========

     2002 Contract owners' equity ..............................................     $  476,142
                                                                                     ==========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-12:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

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                                       15

                                                                    ------------
NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
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                                                                    ------------

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Insurance Company